SGI U.S. LARGE CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2021 (UNAUDITED)

	NUMBER
	OF SHARES	VALUE
COMMON STOCKS - 98.9%
Aerospace/Defense — 0.5%
Teledyne Technologies, Inc.*	6,000	$2,491,740
Apparel — 0.3%
NIKE, Inc., Class B	8,200	1,387,768
Auto Manufacturers — 0.4%
Ford Motor Co.	114,100	2,189,579
Banks — 1.4%
Bank of America Corp.	36,700	1,632,049
Goldman Sachs Group Inc., (The)	2,500	952,475
JPMorgan Chase & Co.	30,100	4,780,783
		7,365,307
Beverages — 0.9%
Monster Beverage Corp.*	58,100	4,867,618
Biotechnology — 1.0%
Vertex Pharmaceuticals, Inc.*	29,100	5,439,954
Chemicals — 1.9%
Air Products & Chemicals, Inc.	9,000	2,586,960
Celanese Corp.	17,100	2,588,256
Dow, Inc.	86,100	4,729,473
		9,904,689
Commercial Services — 4.4%
Cintas Corp.	27,200	11,483,568
MarketAxess Holdings, Inc.	10,100	3,562,169
S&P Global, Inc.	19,000	8,658,870
		23,704,607
Computers — 4.5%
Accenture PLC, Class A, (Ireland)	7,200	2,573,280
Apple, Inc.	104,000	17,191,200
Fortinet, Inc.*	12,300	4,084,953
		23,849,433
Distribution & Wholesale — 4.1%
Copart, Inc.*	36,600	5,312,856
Fastenal Co.	141,300	8,360,721
LKQ Corp.	72,000	4,024,800
WW Grainger, Inc.	8,500	4,091,985
		21,790,362
Diversified Financial Services — 2.6%
Cboe Global Markets, Inc.	40,900	5,273,646
Mastercard, Inc., Class A	7,900	2,487,868
Synchrony Financial	22,600	1,012,254
T Rowe Price Group, Inc.	24,500	4,898,775
		13,672,543
Electric — 1.1%
AES Corp.	71,100	1,662,318
Dominion Resources, Inc.	14,500	1,032,400
DTE Energy Co.	22,300	2,415,982
Evergy, Inc.	15,700	993,810
		6,104,510
Electrical Components & Equipment — 0.2%
AMETEK, Inc.	8,000	1,092,000
Electronics — 0.5%
Keysight Technologies, Inc.*	12,500	2,431,000
Environmental Control — 0.9%
Republic Services, Inc.	15,500	2,050,030
Waste Management, Inc.	17,000	2,731,390
		4,781,420
Food — 1.4%
Hershey Co., (The)	14,500	2,573,605
Hormel Foods Corp.	36,800	1,523,520
Kroger Co., (The)	47,600	1,976,828
McCormick & Co., Inc.	15,300	1,313,046
		7,386,999
Healthcare-Products — 3.2%
Align Technology, Inc.*	1,600	978,448
Hologic, Inc.*	13,500	1,008,855
IDEXX Laboratories, Inc.*	24,500	14,897,715
		16,885,018
Healthcare-Services — 2.0%
Humana, Inc.	26,000	10,912,460
Home Builders — 1.8%
NVR, Inc.*	1,800	9,405,612
Household Products & Wares — 0.2%
Clorox Co., (The)	6,500	1,058,525
Insurance — 4.4%
Allstate Corp., (The)	64,400	7,001,568
Chubb Ltd., (Switzerland)	5,900	1,058,873
Fidelity National Financial, Inc.	22,200	1,085,802
Progressive Corp., (The)	126,000	11,710,440
Travelers Cos., Inc., (The)	6,800	999,260
Willis Towers Watson PLC	7,200	1,626,048
		23,481,991
Internet — 6.5%
Alphabet, Inc., Class A*	400	1,135,180
Amazon.com, Inc.*	5,900	20,691,713
Etsy, Inc.*	21,200	5,821,096
Expedia Group, Inc.*	6,800	1,095,412
Netflix, Inc.*	9,100	5,841,290
		34,584,691
Media — 0.3%
Charter Communications, Inc., Class A*	2,900	1,874,212
Office/Business Equipment — 0.4%
Zebra Technologies Corp., Class A*	3,800	2,237,364
Oil & Gas — 3.2%
Chevron Corp.	59,700	6,738,339
EOG Resources, Inc.	16,000	1,392,000
Exxon Mobil Corp.	102,600	6,139,584
Marathon Petroleum Corp.	16,000	973,600
Pioneer Natural Resources Co.	9,400	1,676,208
		16,919,731
Pharmaceuticals — 5.3%
AbbVie, Inc.	17,900	2,063,512
Bristol-Myers Squibb Co.	120,800	6,478,504
Merck & Co., Inc.	74,200	5,558,322
Pfizer, Inc.	59,800	3,213,054
Zoetis, Inc.	50,400	11,190,816
		28,504,208
Real Estate — 0.3%
CBRE Group, Inc., Class A*	16,500	1,576,905
REITS — 1.5%
American Homes 4 Rent, Class A	77,400	3,102,966
AvalonBay Communities, Inc.	4,600	1,098,802
Simon Property Group, Inc.	26,700	4,080,828
		8,282,596
Retail — 11.8%
Best Buy Co., Inc.	98,000	10,472,280
Costco Wholesale Corp.	7,200	3,883,536
Dollar General Corp.	19,600	4,337,480
Lululemon Athletica, Inc.*	15,700	7,134,237
Target Corp.	79,200	19,312,128
Wal-Mart Stores, Inc.	128,300	18,042,829
		63,182,490
Semiconductors — 5.9%
Advanced Micro Devices, Inc.*	113,200	17,927,484
Broadcom, Inc.	3,700	2,048,616
Qorvo, Inc.*	43,400	6,346,382
Skyworks Solutions, Inc.	5,900	894,794
Texas Instruments, Inc.	22,800	4,386,036
		31,603,312
Software — 21.2%
Adobe Systems, Inc.*	30,200	20,229,470
Autodesk, Inc.*	13,500	3,431,565
Cadence Design Systems, Inc.*	6,300	1,117,998
Cerner Corp.	141,300	9,954,585
Electronic Arts, Inc.	21,300	2,645,886
Fiserv, Inc.*	38,800	3,744,976
Intuit, Inc.	33,500	21,852,050
Microsoft Corp.	67,100	22,182,589
Oracle Corp.	18,000	1,633,320
Paycom Software, Inc.*	10,500	4,593,540
ServiceNow, Inc.*	6,200	4,015,740
Synopsys, Inc.*	5,300	1,807,300
Take-Two Interactive Software, Inc.*	99,200	16,455,296
		113,664,315
Telecommunications — 2.2%
AT&T, Inc.	39,400	899,502
Cisco Systems, Inc.	65,200	3,575,568
Verizon Communications, Inc.	142,400	7,158,448
		11,633,518
Transportation — 2.2%
FedEx Corp.	51,700	11,910,129
Water — 0.4%
American Water Works Co., Inc.	11,400	1,921,698
TOTAL COMMON STOCKS
(Cost $408,228,647)		528,098,304
SHORT-TERM INVESTMENTS - 1.0%
U.S. Bank Money Market Deposit Account, 0.01% (a)	5,254,170	5,254,170
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,254,170)		5,254,170
TOTAL INVESTMENTS - 99.9%
(Cost $413,482,817)		533,352,474
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		300,264
NET ASSETS - 100.0%		$533,652,738

* Non-income producing security.
(a) - The rate shown is as of November 30, 2021.
PLC Public Limited Company
REIT Real Estate Investment Trust

The accompanying notes are an integral part of the portfolio of investments.

SUMMIT GLOBAL INVESTMENTS, LLC
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2021 (UNAUDITED)

PORTFOLIO VALUATION – Investments in the underlying fund are valued at the SGI U.S. Large Cap Equity Fund ("Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds (“ETFs”) are valued at their last reported sale price. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2021, in valuing each Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SGI U.S. Large Cap Equity Fund
Common Stocks	$528,098,304	$528,098,304	$-	$-
Short-Term Investments	5,254,170	5,254,170	-	-
Total Investments*	$533,352,474	$533,352,474	$-	$-

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.